Consolidated Statements of Cash Flow, Direct - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Types of collection from operating activities
Collections from the sale of goods and services	$ 1,907,162,467	$ 1,907,020,342	$ 2,096,113,174
Collections from premiums and services, annual payments, and other benefits from policies held	30,030,403	8,229,203	6,808,382
Other collections from operating activities	25,646	267,291	12,096,424
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(1,176,591,034)	(1,189,827,156)	(1,302,502,517)
Payments to and on behalf of employees	(46,732,879)	(53,181,080)	(57,204,085)
Payments on premiums and services, annual payments, and other obligations from policies held	(15,920,948)	(13,217,306)	(14,551,177)
Other payments for operating activities	(88,789,440)	(97,141,445)	(93,435,079)
Cash generated from operating activities
Income taxes paid	(40,137,353)	(96,375,125)	(157,951,053)
Other outflows of cash	(440,091)	(501,449)	(1,206,687)
Net cash provided by operating activities	568,606,771	465,273,275	488,167,382
Cash flows from investment activities
Cash flow used in the purchase of non-controlling interests	(14,644,158)
Other collections from the sale of equity or debt instruments belonging to other entities			115,582,806
Other payments to acquire stakes in joint ventures			(1,943,100)
Loans and funds transferred to related parties	(198,751,027)	(83,414,780)	(6,639,995)
Proceeds from the sale of property, plant and equipment	872,988	4,640,835	4,274,470
Purchases of property, plant and equipment	(192,933,291)	(222,327,048)	(206,775,663)
Purchases of intangible assets	(9,812,097)
Payments from future, forward, option and swap contracts	(3,853,080)	(1,210,213)	(7,808,837)
Collections from future, forward, option and swap contracts	2,737,887	352,734	835,105
Collections of loans and funds transferred from related companies	14,255,818	68,622,702	6,639,996
Dividends received	6,455,840	1,527,254	879,884
Interest received	3,096,168	3,635,059	3,087,687
Other inflows (outflows) of cash	(32,031)	48,423
Net cash used in investing activities	(392,606,983)	(228,125,034)	(91,867,647)
Cash flows from financing activities
Loans from related parties	2,187,473	69,204,437	31,680,253
Payments on borrowings	(31,300,902)	(5,654,112)	(5,534,482)
Payments on financial lease liabilities	(2,350,680)	(1,889,685)	(2,592,237)
Repayments of loans from related parties	(2,018,232)	(66,540,959)	(31,680,253)
Dividends paid	(194,752,293)	(239,385,950)	(244,539,407)
Interest paid	(52,433,690)	(47,195,320)	(44,320,298)
Interest paid to Banks	(46,134)	(22,681)	(169)
Interest paid on placements	(44,927,734)	(42,860,557)	(43,514,578)
Interest paid – other	(641,557)	(739,070)
Interest paid to related parties	(1,012,443)	(76,123)	(805,551)
Interest paid on derivatives	(5,805,822)	(3,496,889)
Other outflows of cash	(33,701,181)	(478,035)	(4,848,787)
Net cash used in financing activities	(314,369,505)	(291,939,624)	(301,835,211)
Net (decrease) increase in cash and cash equivalents before the effect of exchange rate changes	(138,369,717)	(54,791,383)	94,464,524
Effect of exchange rate changes on cash and cash equivalents	(132,604)	(4,245,853)	2,076,138
Net (decrease) increase in cash and cash equivalents	(138,502,321)	(59,037,236)	96,540,662
Cash and cash equivalents at the beginning of the year	151,989,905	211,027,141	114,486,479
Cash and cash equivalents at the end of the year	$ 13,487,584	$ 151,989,905	$ 211,027,141